Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	May 12, 2022 USD ($)	Nov. 15, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Total future minimum payments			¥ 2,604
Settlement amount | $		$ 7.5
Settlement amount paid by insurance company | $	$ 7.5
Office premises
Within one year			1,262
Total future minimum payments			¥ 1,262